Share based payment - Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted (Detail)	12 Months Ended
	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨) ₨ / shares
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%	3.40%	2.90%
Expected volatility (%)			22.00%	23.00%
Risk–free interest rate (%)				6.53%
Weighted average remaining contractual life of options granted during current period			9 years 5 months 8 days	9 years 4 months 13 days
Weighted average share price (in INR) | ₨ / shares	₨ 606.96		₨ 471	₨ 415
Weighted average fair value (in INR) | ₨			₨ 133.01	₨ 110.43
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Weighted average share price (in INR) | $ / shares		$ 8.17
Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Dividend yield (%)			3.40%
Expected volatility (%)			22.00%
Share price per share at measurement date | ₨ / shares			₨ 420
Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Dividend yield (%)			3.40%
Expected volatility (%)			22.00%
Share price per share at measurement date | ₨ / shares			₨ 420
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Bottom of Range
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	25.67%	25.67%
Risk–free interest rate (%)	3.29%	3.29%	4.16%
Weighted average remaining contractual life of options granted during current period	25 days	25 days
Bottom of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	33.43%	33.43%
Risk–free interest rate (%)	0.05%	0.05%
Weighted average remaining contractual life of options granted during current period	25 days	25 days
Bottom of Range | Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)			4.16%
Bottom of Range | Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)			4.16%
Bottom of Range | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	34.87%	34.87%
Risk–free interest rate (%)	0.78%	0.78%
Weighted average remaining contractual life of options granted during current period	3 years 8 months 15 days	3 years 8 months 15 days
Weighted average share price (in INR) | $ / shares		$ 7.82
Top of Range
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	37.87%	37.87%
Risk–free interest rate (%)	6.39%	6.39%	5.92%
Weighted average remaining contractual life of options granted during current period	6 years 10 months 9 days	6 years 10 months 9 days
Top of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	49.97%	49.97%
Risk–free interest rate (%)	1.03%	1.03%
Weighted average remaining contractual life of options granted during current period	6 years 10 months 9 days	6 years 10 months 9 days
Top of Range | Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)			5.92%
Top of Range | Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)			5.92%
Top of Range | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	40.84%	40.84%
Risk–free interest rate (%)	2.33%	2.33%
Weighted average remaining contractual life of options granted during current period	6 years 11 months 4 days	6 years 11 months 4 days
Weighted average share price (in INR) | $ / shares		$ 9.65